Investment (Tables)	12 Months Ended
Dec. 31, 2024
Investment [Abstract]
Schedule of Investment
	As at December 31,	As at December 31,
	2024	2023
Balance, beginning of period	$850,685	$806,000
Payments received	-	(6,000)
Fair value adjustment	50,159	50,685
Balance, end of period	$900,844	$850,685